Segment Information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment Information	Segment Information
(1)The Group’s operating segments

The Group determines the operating segments by establishing strategic decisions. Chief operating decision maker (“CODM”) reviews operating profit by each segment in order to make decisions regarding the resources to be allocated to the segment and to evaluate the performance of the segment.

The reportable segments of the Group are in line with the organizational structure and CEO’s review of operations, and include mobile, online and others.

The accounting policies of the operating segments are the same as those described in the significant accounting policies.

The Group assesses the performance of its operating segments based on its operating profit or loss, which does not differ from operating profit reported on the consolidated statement of comprehensive income except for inter-segment transactions. Total assets and liabilities for each segment are not reported to CODM. The segment information for the years ended December 31, 2024, 2023 and 2022.

	2024
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 90,832	₩ 465,026	₩ 23,963	₩ 579,821
Elimination of intersegment revenue	(13,843)	(59,350)	(5,783)	(78,976)
Consolidated net revenue	76,989	405,676	18,180	500,845
Depreciation/Amortization	1,725	2,699	4,809	9,233
Segment operating profit	34,211	55,371	(4,198)	85,384

	2023
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 96,487	₩ 697,736	₩ 21,149	₩ 815,372
Elimination of intersegment revenue	(15,470)	(68,132)	(6,254)	(89,856)
Consolidated net revenue	81,017	629,604	14,895	725,516
Depreciation/Amortization	1,436	2,158	4,064	7,658
Segment operating profit	44,107	122,107	(5,847)	160,367

	2022
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 107,326	₩ 404,362	₩ 21,740	₩ 533,428
Elimination of intersegment revenue	(18,069)	(45,591)	(6,150)	(69,810)
Consolidated net revenue	89,257	358,771	15,590	463,618
Depreciation/Amortization	1,349	1,873	3,840	7,062
Segment operating profit	45,832	58,357	519	104,708
Other profit or loss items that do not constitute operating profit are not separately disclosed because they are not reviewed by the chief operating decision maker by operating segment.
(2)Revenue from external customers by country for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Korea	₩ 53,142	₩ 86,058	₩ 46,719
Taiwan	114,410	176,071	175,664
Japan	18,857	18,999	26,133
The United States of America	34,653	22,702	33,697
Thailand	61,781	136,874	75,498
The Philippines	58,927	102,595	26,003
Indonesia	32,373	58,763	5,472
Hong Kong	17,255	22,656	24,397
Malaysia	26,361	58,553	24,830
Brazil	26,434	5,264	6,444
Other	56,652	36,981	18,761
Total	₩ 500,845	₩ 725,516	₩ 463,618
Revenue was attributed to the country based on the customer’s location and royalty revenue was attributed to the country where the end user's payment was made.
Non-Current assets by geographical regions as of December 31, 2024, 2023 and 2022 are as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
	(In millions of Korean won)
Korea	₩	18,990	₩	15,488	₩	9,183
Overseas (*)	6,475		8,018		5,309
Total	₩	25,465	₩	23,506	₩	14,492
(*) Non-Current assets of Taiwan are Won 2,613 million as of December 31, 2024 .
The amounts are exclusive of financial assets and deferred tax assets.
(3)There was no customer who represented more than 10% revenue in mobile segment for the year ended December 31, 2024 and 2023, and Won 76,581 million, or 16.5% of revenue came from one major customer in the mobile segment for the year ended December 31, 2022.